Share Capital (Details 1) shares in Thousands	9 Months Ended
Sep. 30, 2025 $ / shares shares
Statement [Line Items]
Weighted average shares, outstanding	9,103
Weighted average shares, exercisable	2,593
Top of range [member]
Statement [Line Items]
Weighted average exercise price | $ / shares	$ 1.58
Bottom of range [member]
Statement [Line Items]
Weighted average exercise price | $ / shares	$ 1.42
CAD $2.01 to $3.00 [Member]
Statement [Line Items]
Weighted average remaining contractual life	7 months 6 days
Weighted average shares, outstanding	1,100
Weighted average shares, exercisable	1,020
CAD $2.01 to $3.00 [Member] | Top of range [member]
Statement [Line Items]
Weighted average exercise price | $ / shares	$ 2.25
CAD $2.01 to $3.00 [Member] | Bottom of range [member]
Statement [Line Items]
Weighted average exercise price | $ / shares	$ 2.25
CAD $0.01 to $1.00 [Member]
Statement [Line Items]
Weighted average remaining contractual life	1 year 2 months 23 days
Weighted average shares, outstanding	1,123
Weighted average shares, exercisable	626
CAD $0.01 to $1.00 [Member] | Top of range [member]
Statement [Line Items]
Weighted average exercise price | $ / shares	$ 0.78
CAD $0.01 to $1.00 [Member] | Bottom of range [member]
Statement [Line Items]
Weighted average exercise price | $ / shares	$ 0.78
CAD $1.01 to $2.00 [Member]
Statement [Line Items]
Weighted average remaining contractual life	3 years 3 months 10 days
Weighted average shares, outstanding	6,840
Weighted average shares, exercisable	947
CAD $1.01 to $2.00 [Member] | Top of range [member]
Statement [Line Items]
Weighted average exercise price | $ / shares	$ 1.38
CAD $1.01 to $2.00 [Member] | Bottom of range [member]
Statement [Line Items]
Weighted average exercise price | $ / shares	$ 1.38
CAD $3.01 to $3.50 [Member]
Statement [Line Items]
Weighted average remaining contractual life	4 years 10 months 17 days
Weighted average shares, outstanding	40
Weighted average shares, exercisable	0
CAD $3.01 to $3.50 [Member] | Bottom of range [member]
Statement [Line Items]
Weighted average exercise price | $ / shares	$ 3.43